Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Lease Obligations
Schedule of Minimum Lease Payments

	Minimum lease payments
As at	December 31, 2021	December 31, 2020
Less than one year	$12,292	$7,367
Between one and five years	13,380	10,209
More than five years	15,983	14,127
	41,655	31,703
Less: future finance charges	(12,250)	(12,206)
Present value of minimum lease payments	29,405	19,497
Less: current portion	(10,523)	(6,978)
Non-current portion	$18,882	$12,519